THE PHOENIX-ENGEMANN FUNDS

                       Supplement dated January 2, 2004 to
      Prospectus and Statement of Additional Information dated May 1, 2003, as supplemented June 11, 2003 and September 17, 2003


       The name of the Funds' adviser has changed to Engemann Asset Management. Previously, the adviser was named Roger Engemann & Associates, Inc. Accordingly, all references in the Prospectus and Statement of Additional Information to Roger Engemann & Associates, Inc. are hereby amended to refer to Engemann Asset Management.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.



PXP 2011/REAName (0104)